Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	13,022,458
Proposed Maximum Offering Price per Unit	2.04
Maximum Aggregate Offering Price	$ 26,565,815.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,668.74
Offering Note	All of the shares of Common Stock offered hereby are for the account of the Selling Stockholders named in this registration statement. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of Common Stock outstanding.

Represents an aggregate of 13,022,458 shares of Common Stock, consisting of: (i) up to an aggregate of 2,393,784 shares of Common Stock issuable upon the conversion of those certain senior convertible notes in the aggregate principal amount of $6,300,000 (the “First Notes”) that the Company issued to the Selling Stockholders on May 4, 2026 pursuant to that securities purchase agreement, dated April 30, 2026 (the “Purchase Agreement”), by and between the Company and the Selling Stockholders; (ii) up to 3,917,099 shares of Common Stock issuable upon exercise of certain accompanying warrants that were issued to the Selling Stockholders together with the First Notes on May 4, 2026 pursuant to the Purchase Agreement; (iii) up to an aggregate of 2,545,770 shares of Common Stock issuable upon the conversion of those certain senior convertible notes in the aggregate principal amount of $6,700,000 (the “Second Notes”) that the Company will issue to the Selling Stockholders promptly after effectiveness of this registration statement on Form S-3; and (iv) up to 4,165,805 shares of Common Stock that will be issuable upon exercise of certain accompanying warrants that the Company will issue to the Selling Stockholders together with the Second Notes promptly after effectiveness of this registration statement on Form S-3.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on Nasdaq on May 11, 2026, which was approximately $2.04 per share.